CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	12 Months Ended
Dec. 31, 2018
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES [abstract]
Disclosure of changes in accounting policies and disclosures
2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The IASB has issued a number of new and amendments to IFRSs that are first effective for the current accounting year commencing January 1, 2018 or later but available for early adoption. The equivalent new and amendments to HKFRSs consequently issued by the HKICPA have the same effective dates as those issued by the IASB and are in all material aspects identical to the pronouncements issued by the IASB.

The accounting policies adopted are consistent with those of the year ended December 31, 2017, except for the first time adoption of the new and amendments to IFRSs/HKFRSs effective for the Group's financial year beginning on January 1, 2018. Except as described below, the application of the new and amendments to IFRSs/HKFRSs in the current year has had no material impact on the accounting policies, the disclosures or the amounts recognized in the consolidated financial statements of the Group.

(i)	IFRS 15/HKFRS 15 Revenue from Contracts with Customers

The Group has applied IFRS 15/HKFRS 15 for the first time in the current year. IFRS 15/HKFRS 15 superseded IAS 18/HKAS 18 Revenue, IAS 11/HKAS 11 Construction Contracts and the related interpretations.

The Group has applied IFRS 15/HKFRS 15 retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application, January 1, 2018. Any difference as at the date of initial application has been recognized as an adjustment to the opening retained earnings and comparative information has not been restated. Furthermore, in accordance with the transition provisions in IFRS 15/HKFRS 15, the Group has elected to apply the standard retrospectively only to contracts that were not completed at January 1, 2018. Accordingly, certain comparative information may not be comparable as comparative information was prepared under IAS 18/HKAS 18 Revenue and the related interpretations.

The Group's major sources of revenues are revenues from oil and gas sales and marketing revenues.

The major change identified is the accounting for revenues relating to oil and gas sales in which the Group has an interest with joint operation partners. Oil and gas lifted and sold by the Group above or below the Group's participating interests in the production sharing contracts results in overlifts and underlifts. From January 1, 2018, the Group has ceased recording these transactions in accordance with the entitlement method. The Group recognizes revenues when sales are made to customers.

The Group has entered into natural gas sale contracts with customers, which contain take-or-pay clauses. Under these contracts, the Group makes a long term supply commitment in return for a commitment from the customer to pay for minimum quantities, whether or not the customer takes delivery. Payments received from customers for natural gas not yet taken are recorded as contract liabilities.

Information about the Group's performance obligations and the accounting policies resulting from application of IFRS 15/HKFRS 15 are disclosed in notes 4 and 3 respectively.

Summary of effects arising from initial application of IFRS 15/HKFRS 15

The following table summarizes the impact of transition to IFRS 15/HKFRS 15 on retained earnings as at January 1, 2018.

Impact of IFRS 15/HKFRS 15 application at January 1, 2018

Retained earnings:
The impact of overlifts or underlifts, net of tax	(1,218)
Impact at January 1, 2018	(1,218)

The following adjustments were made to the amounts recognized in the consolidated statement of financial position at January 1, 2018. Line items that were not affected by the changes have not been included.

	Carrying amounts previously reported at December 31, 2017	Reclassification	Remeasurements	Carrying amounts under IFRS 15/HKFRS 15 at January 1, 2018

CURRENT ASSETS
Trade receivables*	20,787	-	(1,317)	19,470

NON-CURRENT ASSETS
Deferred tax assets	25,509	-	9	25,518

CURRENT LIABILITIES
Contract liabilities	-	2,909	-	2,909
Other payables and accrued liabilities*	14,106	(2,909)	-	11,197
Taxes payable	6,701	-	(91)	6,610

NON-CURRENT LIABILITIES
Deferred tax liabilities	3,303	-	1	3,304
NET ASSETS	379,975	-	(1,218)	378,757

The following tables summarize the impacts of applying IFRS 15/HKFRS 15 on the Group's consolidated statement of financial position as at December 31, 2018 and its consolidated statement of profit or loss and other comprehensive income and its consolidated statement of cash flows for the current year for each of the line items affected. Line items that were not affected by the changes have not been included.

	As reported	Adjustments	Amounts without application of IFRS 15/HKFRS 15

Revenue-Oil and gas sales	185,872	(335)	185,537
Expenses -Operating expenses	(24,251)	32	(24,219)
-Depreciation, depletion and amortization	(50,640)	(2)	(50,642)
Profit before tax	75,177	(305)	74,872
Income tax expense	(22,489)	99	(22,390)
Profit for the year attributable to owners of the parent	52,688	(206)	52,482
Total comprehensive income for the year attributable to owners of the parent	61,700	(206)	61,494

Summary of effects arising from initial application of IFRS 15/HKFRS 15 (continued)

	As reported	Adjustments	Amounts without application of IFRS 15/HKFRS 15

CURRENT ASSETS
Trade receivables*	21,686	(440)	21,246

NON-CURRENT ASSETS
Deferred tax assets	27,412	(2)	27,410

CURRENT LIABILITIES
Trade and accrued payables*	32,686	(134)	32,552
Contract liabilities	2,036	(2,036)	-
Other payables and accrued liabilities*	12,777	2,036	14,813
Taxes payable	15,701	(103)	15,598

NON-CURRENT LIABILITIES
Deferred tax liabilities	3,178	1	3,179
NET ASSETS	417,365	(206)	417,159

	As reported	Adjustments	Amounts without application of IFRS 15/HKFRS 15

OPERATING ACTIVITES
Profit before tax	75,177	(305)	74,872
Adjustment for depreciation, depletion and amortization	50,640	2	50,642
Increase in trade receivables* and other current assets*	(988)	440	(548)
Increase in trade and accrued payables*, contract liabilities and other payables and accrued liabilities*	21	(137)	(116)
Cash generated from operations	139,354	-	139,354

*	These accounts include balances with related companies.

(ii)	IFRS 9/HKFRS 9 Financial Instruments

In the current year, the Group has applied expected credit losses ("ECL") model for financial assets in accordance with IFRS 9/HKFRS 9 Financial Instruments and the related consequential amendments to other IFRSs/HKFRSs.

The Group has applied IFRS 9/HKFRS 9 in accordance with the transition provisions set out in IFRS 9/HKFRS 9, i.e. applying the relevant requirements (other than those early adopted by the Group in previous year) retrospectively to instruments that have not been derecognized as at January 1, 2018 (the date of initial application) and not applying the requirements to instruments that have already been derecognized as at January 1, 2018. The difference between carrying amounts as at December 31, 2017 and the carrying amounts as at January 1, 2018 is recognized in the opening retained earnings, without restating comparative information.

Accounting policies resulting from application of IFRS 9/HKFRS 9 are disclosed in note 3.

The application of IFRS 9/HKFRS 9 does not have any material impact on the consolidated financial statements of the Group.

The Group has not applied the following new and amendments to IFRSs/HKFRSs, which may be relevant to the Group and have been issued but are not yet effective, in the consolidated financial statements:

IFRS 16/HKFRS 16	Leases[1]
IFRS 17/HKFRS 17	Insurance Contracts[3]
IFRIC 23/HK(IFRIC)-Int 23	Uncertainty over Income Tax Treatments[1]
Amendments to IFRS 3/HKFRS 3	Definition of a Business[4]
Amendments to IFRS 9/HKFRS 9	Prepayment Features with Negative Compensation[1]
Amendments to IFRS 10/HKFRS 10	Sale or Contribution of Assets between an Investor and its
and IAS 28/HKAS 28	Associate or Joint Venture[2]
Amendments to IAS 1/HKAS 1 and	Definition of Material[5]
IAS 8/HKAS 8
Amendments to IAS 19/HKAS 19	Plan Amendment, Curtailment or Settlement[1]
Amendments to IAS 28/HKAS 28	Long-term Interests in Associates and Joint Ventures[1]
Amendments to IFRSs/HKFRSs	Annual Improvements to IFRSs/HKFRSs 2015-
2017 Cycle[1]

1.	Effective for annual periods beginning on or after January 1, 2019

2.	Effective for annual periods beginning on or after a date to be determined

3.	Effective for annual periods beginning on or after January 1, 2021

4.	Effective for business combinations and asset acquisitions for which the acquisition date is on or after the beginning of the first annual period beginning on or after January 1, 2020

5.	Effective for annual periods beginning on or after January 1, 2020

IFRS 16/HKFRS 16 Leases

IFRS 16/HKFRS 16, which upon the effective date will supersede IAS 17/HKAS 17 Leases, introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. Specifically, under IFRS 16/HKFRS 16, a lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Accordingly, a lessee should recognize depreciation of the right-of-use asset and interest on the lease liability, and also classify cash payments of the lease liability into a principal portion and an interest portion and present them in the consolidated statement of cash flows. Also, the right-of-use asset and the lease liability are initially measured on a present value basis. The measurement includes non-cancellable lease payments and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. This accounting treatment is significantly different from the lessee accounting for leases that are classified as operating leases under IAS 17/HKAS 17.

In respect of the lessor accounting, IFRS 16/HKFRS 16 substantially carries forward the lessor accounting requirements in IAS 17/HKAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for these two types of leases differently.

The Group elects the practical expedient to apply IFRS 16/HKFRS 16 to contracts that were previously identified as leases applying IAS 17/HKAS 17 and IFRIC 4/HK (IFRIC)-Int 4 Determining whether an arrangement contains a lease and not apply this standard to contracts that were not previously identified as containing a lease applying IAS 17/HKAS 17 and IFRIC 4/HK (IFRIC) - Int 4. Therefore, the Group does not reassess whether the contracts are, or contain a lease which already existed prior to the date of initial application. Furthermore, the Group elects the modified retrospective approach for the application of IFRS 16/ HKFRS 16 as lessee and will recognize the cumulative effect of initial application to opening retained earnings without restating comparative information. Based on Directors' assessment, the Group does not expect the implementation of the standard to have a material effect on its consolidated financial statements.

The Group anticipates that the application of other new and amendments to IFRSs/HKFRSs that have been issued but are not yet effective will have no material effect on the Group's consolidated financial statements.